Revenue From Contracts With Customers - Additional Informational (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Contract With Customer Asset And Liability [Line Items]
Contract with customer, liability, revenue recognized	¥ 161,500	$ 23,100	¥ 134,300	¥ 131,300
Deferred income,current	¥ 600		500		$ 100
Revenue, remaining performance obligation, expected timing of satisfaction, explanation	future periods upon the usage of the prepaid card balances to purchase the Group’s products	future periods upon the usage of the prepaid card balances to purchase the Group’s products
Contract with customer liability, current	¥ 136,700		121,300		19,500
Loyalty Points Program [Member]
Contract With Customer Asset And Liability [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, explanation	will be recognized as revenues when the points are redeemed	will be recognized as revenues when the points are redeemed
Membership [Member]
Contract With Customer Asset And Liability [Line Items]
Deferred income,current	¥ 135,900		¥ 157,552		$ 19,400
Membership [Member] | Minimum [Member]
Contract With Customer Asset And Liability [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period	1 month				1 month
Membership [Member] | Maximum [Member]
Contract With Customer Asset And Liability [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 months				12 months
Corporate Customers [Member] | Maximum [Member]
Contract With Customer Asset And Liability [Line Items]
Revenue from contract with customers, credit terms	90 days	90 days